Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communication Services - 11.2%
Comcast Corp. - Class A	1,814,535	$78,660,092
Interpublic Group of Cos., Inc.	1,830,065	59,715,021
Omnicom Group, Inc.	816,442	78,998,928
		217,374,041

Consumer Discretionary - 16.3%
eBay, Inc.	1,447,245	76,385,590
Gentex Corp.	1,363,250	49,240,590
Harley-Davidson, Inc.	1,703,764	74,522,637
Polaris, Inc.	570,840	57,152,501
Tempur Sealy International, Inc.	1,023,880	58,176,862
		315,478,180

Consumer Staples - 11.4%
Campbell Soup Co.	1,304,030	57,964,134
Kellogg Co.	1,448,491	82,984,049
Kimberly-Clark Corp.	623,205	80,611,567
		221,559,750

Financials - 15.0%
American Express Co.	302,510	68,878,501
Ameriprise Financial, Inc.	108,540	47,588,278
BlackRock, Inc.	75,475	62,923,508
Carlyle Group, Inc.	954,880	44,793,421
SEI Investments Co.	911,650	65,547,635
		289,731,343

Health Care - 14.3%
Amgen, Inc.	330,715	94,028,889
Biogen, Inc.(a)	351,630	75,821,977
Cencora, Inc.	144,811	35,187,625
Merck & Co., Inc.	543,395	71,700,970
		276,739,461

Industrials - 10.2%
Cummins, Inc.	137,435	40,495,223
Flowserve Corp.	1,514,949	69,202,870
Masco Corp.	665,990	52,533,291
Westinghouse Air Brake Technologies Corp.	247,000	35,982,960
		198,214,344

Information Technology – 17.0%
Amdocs Ltd.	860,327	77,747,751
Gen Digital, Inc.	3,482,765	78,013,936
NetApp, Inc.	658,105	69,081,282
QUALCOMM, Inc.	612,300	103,662,390
		328,505,359

Materials - 1.4%
PPG Industries, Inc.	185,200	26,835,480
TOTAL COMMON STOCKS (Cost $1,474,656,677)		1,874,437,958

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
First American Government Obligations Fund - Class Z, 5.19%(b)	74,477,781	74,477,781
TOTAL SHORT-TERM INVESTMENTS (Cost $74,477,781)		74,477,781

TOTAL INVESTMENTS - 100.6% (Cost $1,549,134,458)		$1,948,915,739
Liabilities in Excess of Other Assets - (0.6)%		(12,328,785)
TOTAL NET ASSETS - 100.0%		$1,936,586,954

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments

	Level 1	Level 2	Level 3

Common Stocks	$1,874,437,958	$–	$–
Short-Term Investments	77,477,781	–	–

Total Investments	$1,948,915,739	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.